Commodity forward contracts – Barter transactions - Main assumptions used in fair value calculation (Details)	Jun. 30, 2025 T US_Dollar_Per_Bushel Brazilian_Real_Per_Bag Brazilian_Real_Per_Ton	Jun. 30, 2024 T US_Dollar_Per_Bushel Brazilian_Real_Per_Bag Brazilian_Real_Per_Ton
Soybean | Purchase Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	41,576	365,894
Average of contract prices R$/Bag | Brazilian_Real_Per_Bag	116.06	112.97
Average Market Prices (Corn R$/bag ; Soybean US$/bu	10.66	11.27
Soybean market premium (US$/bu)	0.44	0.58
Freight (R$/ton) | Brazilian_Real_Per_Ton	398.17	378.64
Soybean | Selling Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	13,096	141,069
Average of contract prices R$/Bag | Brazilian_Real_Per_Bag	118.74	112.71
Average Market Prices (Corn R$/bag ; Soybean US$/bu	10.63	11.3
Soybean market premium (US$/bu)	0.67	0.55
Freight (R$/ton) | Brazilian_Real_Per_Ton	331.05	410.7
Corn | Purchase Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	42,862	211,895
Average of contract prices R$/Bag | Brazilian_Real_Per_Bag	44.38	45.19
Average Market Prices (Corn R$/bag ; Soybean US$/bu	61.99	65.08
Soybean market premium (US$/bu)	3.92
Freight (R$/ton) | Brazilian_Real_Per_Ton	169.22	257.28
Corn | Selling Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	42,495	176,978
Average of contract prices R$/Bag | Brazilian_Real_Per_Bag	45.92	38.27
Average Market Prices (Corn R$/bag ; Soybean US$/bu	61.96	59.58
Soybean market premium (US$/bu)	3.83	0.9
Freight (R$/ton) | Brazilian_Real_Per_Ton	175.17	257.29